Other Restaurant Dispositions and Equity Method Investments (Joint Venture Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009	Jun. 29, 2011 Joint Venture Investment, Brazil [Member]	Nov. 30, 2007 Joint Venture Investment, Mexico [Member]	Jun. 29, 2011 Joint Venture Investment, Mexico [Member]	Jun. 24, 2009 Joint Venture Investment, Mexico [Member]
Number of restaurants developed				5	50
Capital contributed to joint venture	$ 2,896	$ 0	$ 4,612	$ 1,300		$ 1,600	$ 4,600
Number of restaurants operating in joint venture						25